SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

For the WealthBuilder Tactical Equity Portfolio (the "Portfolio")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Portfolio are replaced with the following:

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by investing at least 80% of the Portfolio's net assets in equity securities (through investment in Underlying Funds). The Portfolio is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. Additionally, we may invest up to 10% of the Portfolio's net assets in bond or alternative-style asset classes (through investment in Underlying Funds).

We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. Changes to the effective allocation are implemented both with futures contracts and buying and selling the Underlying Funds.

Depending on market conditions, some equity asset classes will perform better than others. The Portfolio's broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The following risk is added to the section entitled "Principal Investment Risks" in the summary section for the Portfolio:

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, managed futures, merger arbitrage, global multi-asset and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.